Summary of Significant Accounting Policies - Credit loss provision for the current and non-current assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets	¥ 54,315,431	$ 8,429,622	¥ 46,206,817
Non-current assets	14,695,429	2,280,695	8,435,112
Expected credit loss provision - current	47,682	7,400	44,645
Expected credit loss provision - non-current	51,633	$ 8,013	20,031
Trade and notes receivable
Current assets	¥ 3,322,076		¥ 1,123,920
Expected credit loss rate - current	1.33%	1.33%	3.61%
Expected credit loss provision - current	¥ 44,165		¥ 40,548
Amounts due from related parties
Current assets	1,048,656		169,288
Non-current assets			617
Prepayments and other current assets
Current assets	¥ 1,332,340		¥ 1,422,403
Expected credit loss rate - current	0.26%	0.26%	0.29%
Expected credit loss provision - current	¥ 3,517		¥ 4,097
Other non-current assets
Non-current assets	¥ 4,813,221		¥ 1,561,755
Expected credit loss rate - non-current	1.07%	1.07%	1.28%
Expected credit loss provision - non-current	¥ 51,633		¥ 20,031